Convertible Notes Payable (Details) - Schedule of convertible notes payable - Convertible Notes Payable [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Principal amount	$ 80,000	$ 1,259,000
Less: unamortized debt discount	(55,013)	(312,714)
Convertible notes payable, net	$ 24,987	$ 946,286